INVENTORY	12 Months Ended
Dec. 31, 2021
INVENTORY
INVENTORY

5. INVENTORY

The Company’s inventory includes the following:

	December 31,	December 31,
	2021	2020
Materials, supplies, and packaging	$12,805,219	$3,530,275
Work in process	56,857,874	10,454,491
Finished goods	23,125,175	8,934,839
Incremental costs to acquire cannabis inventory in a business combination, net	574,717	–

Total inventory, net	$93,362,985	$22,919,605

Inventory reserve as of December 31, 2021 and 2020 was $2,267,192 and $nil, respectively.

Amount of inventory included in cost of goods sold during the years ended December 31, 2021 and 2020, was $156,063,649 and $62,205,497, respectively. There were no inventory write-downs taken during the years ended.

For the years ended December 31, 2021 and 2020, $43,863,688 and $nil, respectively, of expenses relating to the incremental costs to acquire cannabis inventory in a business combination is recognized in cost of sales on the statements of operations. This relates to the one-time adjustment of cannabis inventory from acquiree historical cost to fair value as part of the purchase price allocation.